Offerings	Apr. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes Due 2027
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.100% Notes Due 2027
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99987
Maximum Aggregate Offering Price	$ 749,902,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,810.07
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.350% Notes Due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99827
Maximum Aggregate Offering Price	$ 998,270,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,835.14
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.900% Notes Due 2035
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99992
Maximum Aggregate Offering Price	$ 1,499,880,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,631.63
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.